Note 7 - Earnout Liabilities 1 (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Jan. 25, 2022	Dec. 31, 2021	Jul. 05, 2021
Earnout Liability		$ 223	$ 1,353		$ 0
Sponsor Earnout [Member]
Earnout Liability		$ 223	1,353		0
Sponsor Earnout [Member] | Closing Price 1 [Member]
Contingent Consideration, Liability, Earnout Period, Stock Price Trigger (in dollars per share)						$ 12.5
Sponsor Earnout [Member] | Closing Price 2 [Member]
Contingent Consideration, Liability, Earnout Period, Stock Price Trigger (in dollars per share)						15
Sponsor Earnout [Member] | Closing Price 3 [Member]
Contingent Consideration, Liability, Earnout Period, Stock Price Trigger (in dollars per share)						$ 20
Sponsor Earnout [Member] | Common Class A [Member]
Contingent Consideration, Liability, Shares (in shares)						1,869,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number (in shares)	1,775,962	1,775,962
Forfeiture Earnout [Member]
Earnout Liability		$ 1,000	$ 1,000	$ 6,100	$ 0
Forfeiture Earnout [Member] | Closing Price 1 [Member]
Contingent Consideration, Liability, Earnout Period, Stock Price Trigger (in dollars per share)				$ 10
Forfeiture Earnout [Member] | Closing Price 2 [Member]
Contingent Consideration, Liability, Earnout Period, Stock Price Trigger (in dollars per share)				$ 15
Forfeiture Earnout [Member] | Common Class A [Member]
Contingent Consideration, Shares in Escrow (in shares)				310,127